SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
SHARE CAPITAL

(a)	Common Shares Issued and Outstanding

The Company is authorized to issue an unlimited number of common shares at no par value and a maximum of eight million first preference shares. There were no first preference shares issued or outstanding as at December 31, 2018 (2017: nil).

For the years ended December 31,	2018		2017
	Number of common shares		Number of common shares
Issued and outstanding - 949,341,830 common shares		Amount		Amount
(December 31, 2017 - 948,524,667 common shares):	(In thousands)	(In millions)	(In thousands)	(In millions)
Balance, beginning of year	948,525	$7,633.7	947,798	$7,630.5
Issued on vesting of restricted share units	687	2.3	591	2.9
Dividend reinvestment plan (i)	130	0.4	136	0.3
Balance, end of year	949,342	$7,636.4	948,525	$7,633.7

(i)
The Company has a dividend reinvestment plan to provide holders of common shares a simple and convenient method to purchase additional common shares by electing to automatically reinvest all or any portion of cash dividends paid on common shares held by the plan participant without paying any brokerage commissions, administrative costs or other service charges. As at December 31, 2018, a total of 11,825,042 shares have subscribed to the plan.

(b) Dividends Paid and Declared

For the years ended December 31,	2018	2017
Dividends paid	$19.0	$18.9
Dividends declared in respect of the year	$19.2	$19.4
Dividend paid (per share)	$0.02	$0.02
Dividend declared in respect of the year (per share)	$0.02	$0.02